Financial Instruments - Narrative (Details) oz in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz $ / ounce	Dec. 31, 2024 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Purchased total ounces of forecast gold production | oz	24
Strike price of per ounce | $ / ounce	3,500
Derivative liabilities (Note 8a)	$ 0	$ 2,611
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence level used to determine risk adjustment for non-financial risk	10.00%	10.00%
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	$ 400
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence level used to determine risk adjustment for non-financial risk	1.00%
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	$ 500